CAPITAL MANAGEMENT (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure Of Fair Value Measurement [Abstract]
Schedule of classification of each class of financial assets/liabilities
	Level 1	Level 2	Level 3	Total carrying amount	Fair Value
	US$’000	US$’000	US$’000	US$’000	US$’000
June 30, 2025
Loans and receivables at amortised cost
Trade receivables	7,946	-	-	7,946	7,946
Cash and cash equivalents	1,546	-	-	1,546	1,546

	9,492	-	-	9,492	9,492

Liabilities at amortised cost
Senior secured term loan	-	(83,643)	-	(83,643)	(83,643)
Convertible loan note	-	(15,857)	-	(15,857)	(15,857)
Exchangeable note	-	(210)	-	(210)	(210)
Lease liabilities	(12,850)	-	-	(12,850)	(12,850)
Trade and other payables (excluding deferred income)	(26,379)	-	-	(26,379)	(26,379)
Provisions	(2,134)	-	-	(2,134)	(2,134)

	(41,363)	(99,710)	-	(141,073)	(141,073)

Fair value through profit and loss (FVPL)

Derivative liability – warrants	-	(1,114)	-	(1,114)	(1,114)
Derivative asset – prepayment option	-	67	-	67	67
Equity investments in Novus	-	-	2,763	2,763	2,763

	-	(1,047)	2,763	1,716	1,716

	(31,871)	(100,757)	2,763	(129,865)	(129,865)

	Level 1	Level 2	Level 3	Total carrying amount	Fair Value
	US$’000	US$’000	US$’000	US$’000	US$’000
December 31, 2024
Loans and receivables at amortised cost
Trade receivables	13,416	-	-	13,416	13,416
Cash and cash equivalents	5,167	-	-	5,167	5,167
	18,583	-	-	18,583	18,583

Liabilities at amortised cost
Senior secured term loan	-	(72,391)	-	(72,391)	(72,391)
Convertible note	-	(15,401)	-	(15,401)	(15,401)
Exchangeable note	-	(210)	-	(210)	(210)
Lease liabilities	(12,762)	-	-	(12,762)	(12,762)
Trade and other payables (excluding deferred income)	(26,585)	-	-	(26,585)	(26,585)
Provisions	(2,529)	-	-	(2,529)	(2,529)
	(41,876)	(88,002)	-	(129,878)	(129,878)

Fair value through profit and loss (FVTPL)
Derivative liability – warrants	-	(1,658)	-	(1,658)	(1,658)
Derivative asset – prepayment option	-	166	-	166	166
Equity investments in Novus	-	-	2,455	2,455	2,455

	-	(1,492)	2,455	963	963

	(23,293)	(89,494)	2,455	(110,332)	(110,332)